Acquisition	12 Months Ended
Dec. 31, 2020
Acquisition
Acquisition

24.   Acquisition

On January 13, 2020 (the "Closing Date"), the Company completed the acquisition of Longye. The Company acquired the entire equity interest in Longye for a consideration of RMB200 million. Pursuant to the Share Purchase Agreement (the "Agreement"), the Company (1) credited a previous bridge loan to Mr. Li Mingyou (Longye's founder) of RMB100 million to the cash portion of the purchase price, and (2) issued 8,366,444 Class A ordinary shares (2,092,000 ADSs, calculated by dividing a U.S.-dollar equivalent of RMB100 million by the average closing price of the Company's shares during the 30-day period ended on May 10, 2019) of the Company to the sellers of Longye.

As of the Closing Date, 20% of the consideration shares were released to the sellers, while the remaining consideration shares are subject to contractual restrictions on transfer from sellers to others. On January 1, 2021, and January 1, 2022, the transfer restrictions related to 30% and 50% of the total consideration shares will be lifted, respectively.

The acquisition was accounted for as a business combination. The financial position and results of operation of Longye and its subsidiaries have been included in the Group's consolidated financial statements as at December 31, 2020 and for the year then ended. Total purchase price for the acquisition comprised of:

Amount
RMB
Total Cash consideration	99,896
Plus: Equity consideration	16,969
Purchase consideration	116,865

The Group made estimates and judgments in determining the fair value of the assets acquired and liabilities assumed with the assistance from an independent valuation firm. The purchase price allocation as the date of the acquisition is as follows:

	Amount	Amortization
	RMB	Period
Intangible assets
Customer relationships	3,300	3 years
Trade names	4,822	10 years
Technologies	17,833	7 years
Goodwill	115,414
Net liabilities acquired, excluding intangible assets and the related deferred tax liabilities	(18,021)
Deferred tax liabilities	(6,483)
	116,865

The excess of purchase price over net tangible liabilities and identifiable intangible assets acquired was recorded as goodwill. Goodwill primarily represents the expected synergies from combining the Longye's resources and experiences in the SaaS industry with the Group's current business. The goodwill is not expected to be deductible for tax purposes.

Pro forma results of operations for Longye acquisition has not been presented because it was not material to the consolidated financial statements.